SUPPLEMENTAL INFORMATION	3 Months Ended
Mar. 31, 2020
Supplemental Information [Abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental data is as follows:
Industrial Activities - The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services. Financial Services has been included using the equity method of accounting whereby the net income and net assets of Financial Services are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying condensed consolidated statements of operations, and in “Investment in Financial Services” in the accompanying condensed consolidated balance sheets.
Financial Services - The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.
Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the condensed consolidated financial statements.

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2020	2019	2020	2019
	(in millions)
Revenues
Net sales	$4,993	$6,006	$—	$—
Finance, interest and other income	15	30	489	474
Total Revenues	$5,008	$6,036	$489	$474
Costs and Expenses
Cost of goods sold	$4,414	$4,966	$—	$—
Selling, general and administrative expenses	464	493	62	46
Research and development expenses	214	244	—	—
Restructuring expenses	5	8	—	—
Interest expense	74	83	143	153
Other, net	15	16	182	152
Total Costs and Expenses	$5,186	$5,810	$387	$351
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(178)	226	102	123
Income tax (expense) benefit	53	(54)	(30)	(36)
Equity in income of unconsolidated subsidiaries and affiliates	(9)	(3)	8	8
Results from intersegment investments	80	95	—	—
Net income (loss)	$(54)	$264	$80	$95

	Balance Sheets
	Industrial Activities		Financial Services
	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
	(in millions)
ASSETS
Cash and cash equivalents	$3,429	$4,407	$421	$468
Restricted cash	122	120	732	778
Trade receivables, net	344	416	26	28
Financing receivables, net	979	1,223	18,998	20,657
Inventories, net	7,291	6,907	144	175
Property, plant and equipment, net	4,885	5,268	1	1
Investments in unconsolidated subsidiaries and affiliates	3,011	3,213	223	237
Equipment under operating leases	47	51	1,750	1,806
Goodwill	2,363	2,383	151	155
Other intangible assets, net	775	790	15	16
Deferred tax assets	1,072	1,090	170	178
Derivative assets	154	34	84	47
Other assets	1,929	2,148	164	319
Total Assets	$26,401	$28,050	$22,879	$24,865
LIABILITIES AND EQUITY
Debt	$6,817	$6,558	$19,093	$20,748
Trade payables	4,796	5,490	155	191
Deferred tax liabilities	12	19	277	286
Pension, postretirement and other postemployment benefits	1,450	1,558	19	20
Derivative liabilities	130	97	49	32
Other liabilities	7,538	8,172	647	771
Total Liabilities	$20,743	$21,894	$20,240	$22,048
Equity	5,622	6,121	2,639	2,817
Redeemable noncontrolling interest	36	35	—	—
Total Liabilities and Equity	$26,401	$28,050	$22,879	$24,865

	Statements of Cash Flows
	Industrial Activities		Financial Services
	Three Months Ended March 31,		Three Months Ended March 31,
	2020	2019	2020	2019
	(in millions)
Operating activities:
Net income (loss)	$(54)	$264	$80	$95
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	155	168	—	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	65	79	63	65
Undistributed loss of unconsolidated subsidiaries	(25)	(84)	(8)	(8)
Other non-cash items	15	28	24	5
Changes in operating assets and liabilities:
Provisions	(150)	(96)	(2)	(10)
Deferred income taxes	(27)	10	(5)	22
Trade and financing receivables related to sales, net	46	(65)	600	(229)
Inventories, net	(697)	(950)	146	71
Trade payables	(478)	171	(28)	(41)
Other assets and liabilities	(223)	(339)	11	99
Net cash provided by (used in) operating activities	$(1,373)	$(814)	$881	$70
Investing activities:
Additions to retail receivables	—	—	(926)	(947)
Collections of retail receivables	—	—	1,035	1,225
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	5	—	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(63)	(77)	—	(2)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(98)	(100)	(158)	(185)
Other	517	(370)	(390)	398
Net cash provided by (used in) investing activities	$361	$(547)	$(439)	$489
Financing activities:
Proceeds from long-term debt	100	683	2,120	3,127
Payments of long-term debt	(5)	(630)	(2,652)	(3,371)
Net increase (decrease) in other financial liabilities	150	73	93	(394)
Dividends paid	(1)	(1)	(40)	(7)
Other	—	—	—	20
Net cash provided by (used in) financing activities	$244	$125	$(479)	$(625)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(208)	(42)	(56)	—
Decrease in cash and cash equivalents and restricted cash	(976)	(1,278)	(93)	(66)
Cash and cash equivalents and restricted cash, beginning of year	4,527	4,553	1,246	1,250
Cash and cash equivalents and restricted cash, end of period	$3,551	$3,275	$1,153	$1,184